Organization and Summary of Significant Accounting Policies - Fair Market Value of All Outstanding Peso Forward Contracts (Details) - Other Current (Liabilities) Assets - Mexican Peso Forward Contracts - USD ($)
$ in Thousands
	Jul. 01, 2018	Jul. 02, 2017
Not designated as hedging instruments:
Fair market value of derivative instruments	$ (39)
Fair market value of derivative instruments		$ 1,121